UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351-4778

Date of fiscal year end: December 31

Date of reporting period: JANUARY 1, 2012 — MARCH 31, 2012

Shares / Units		Cost Value	Market Value
	U. S. AGENCY SECURITIES
123,053	Fed. Home Loan Mtg. 6% 7/1/2019	127,250.78	132,318.55
327,876	Fed. Home Loan Mtg. Var.% 8/1/2019	332,505.03	352,499.65
194,479	Fed. Home Loan Mtg. 3.5% 9/1/2026	202,196.89	204,046.84
198,934	Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	210,652.89	208,781.66
150,000	US Treasury Bonds 2.125% 8/15/21	146,587.11	149,820.00
128,684	Govt Natl Mort Assoc 5% 5/15/2039	133,712.96	142,298.96
58,947	Govt Natl Mort Assoc 6% 4/15/2036	65,183.42	67,157.80

		1,218,089.07	1,256,923.46
	BONDS
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	229,417.18	241,650.00
200,000	California Statewide 4.375% 1/1/2023	200,000.00	216,880.00
30,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	30,046.97	30,288.00
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	40,059.15	41,135.50
40,000	Dallas Ft. Worth Arpt. 6.6% 11/1/2012	40,311.95	40,024.00
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	26,742.08	27,543.00
100,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	100,498.57	99,440.00
200,000	Goldman Sachs Group 5.375% 6/2012	194,815.87	203,420.00
75,000	Grand Terrace CA Cmty 7.2% 9/1/2018	80,932.91	86,880.00
125,000	JP Morgan Chase 3.15% 7/5/2016	124,823.77	128,775.00
20,000	Los Alamos 5.15% 7/1/12	20,006.20	20,140.00
95,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	100,137.94	103,455.00
250,000	Massachusetts St. Hsg. 5.962% 6/1/2017	250,000.00	262,050.00
100,000	Montana ST BRD HSG 5% 12/1/2027	104,141.47	105,630.00
110,000	Montana ST BRD HSG 5.5% 12/1/2037	111,423.80	116,017.00
40,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	40,000.00	41,580.00
150,000	City of North Little Rock AR 7/20/2014	134,449.65	136,605.00
175,000	New Mexico Mtg Fin Auth 5.35% 3/1/30	180,866.53	191,432.50
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	244,200.49	253,428.00
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	215,000.00
165,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	173,478.19	178,843.50
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	152,886.33	179,790.00
100,000	Riverside Cnty CA Single GNMA 8.35% 6/1/13	106,108.21	108,490.00
150,000	Rogers County OK Hsg 7/15/2014	134,682.83	133,140.00
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2012	107,143.21	106,960.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	119,500.00
320,000	University Oklahoma 5.6% 7/1/2020	320,122.81	349,376.00
100,000	Washinghton St Series B 5.5% 5/1/2018	110,693.52	112,810.00
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	308,137.50
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	255,633.00
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	83,808.00
195,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	196,753.13	198,061.50

		4,454,742.75	4,695,922.50
	SHORT-TERM SECURITIES
63,826	Blackrock Liquidity Funds Fed Fund	63,825.56	63,825.56
865,093	BNY Mellon Cash Reserve - Cooke & Bieler	865,093.16	865,093.16
49,192	BNY Mellon Cash Reserve - Board	49,191.72	49,191.72

		978,110.44	978,110.44
	COMMON STOCKS
5,100	3M Company	436,023.68	454,971.00
9,000	American Express Co.	368,321.42	520,740.00
17,300	Avon Products Inc	332,828.31	334,928.00

12,500	Axis Capital Holdings	411,446.25	414,625.00
5,000	Becton, Dickinson & Co.	133,906.50	388,250.00
8,800	Bemis Company	269,925.00	284,152.00
8,000	Berkshire Hathaway B	352,582.30	649,200.00
13,600	Best Buy Inc.	417,057.48	322,048.00
14,200	Carnival Corp	440,698.42	455,536.00
24,000	Charles Schwaab Corporation	349,576.80	344,880.00
11,000	Cintas Corp	434,402.10	430,320.00
11,000	Coca Cola Co.	9,597.23	814,110.00
8,800	Coca Cola Enterprises Inc.	242,515.68	251,680.00
5,400	Colgate Palmolive Co.	297,313.74	528,012.00
8,500	Darden Restaurants Inc	447,601.50	434,860.00
4,600	Diageo PLC Sponsored ADR	444,065.69	443,900.00
4,800	Dover Corp.	40,861.12	302,112.00
18,000	Dow Chemical Co.	116,337.50	623,520.00
7,500	Emerson Electric Co.	57,084.38	391,350.00
107,406	Exxon Mobil Corp.	141,753.01	9,315,322.38
22,100	General Electric Co.	423,606.41	443,547.00
9,100	Illinois Tool Works Inc.	524,816.11	519,792.00
2,500	International Business Machines Corp.	59,809.37	521,625.00
13,700	International Speedway Corp.	404,114.03	380,175.00
12,600	Johnson and Johnson	69,355.12	831,096.00
10,700	Kohls Corp	586,038.58	535,321.00
12,800	LAM Research	598,290.52	571,136.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	655,800.00
6,300	McDonalds Corp.	85,612.59	618,030.00
13,000	Merck & Co. Inc.	138,569.18	499,200.00
7,600	Microsoft Corp.	236,277.16	245,100.00
11,700	Molex Inc. Class A	266,981.13	274,365.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,091,192.97
20,000	Penn Virginia Corp.	2,291.54	91,000.00
149,455	PNC Financial Services Group Inc.	90,319.28	9,638,352.95
6,600	Proctor & Gamble Company	448,028.46	443,586.00
10,400	Quest Diagnostics Inc.	538,499.21	635,960.00
8,100	Raytheon Co.	408,926.79	427,518.00
20,200	Republic Services Inc	622,689.72	617,312.00
14,800	State Street Corp.	200,407.60	673,400.00
13,975	TE Connectivity Ltd	471,801.27	513,581.25
6,200	United Parcel Service CL B	453,677.56	500,464.00
20,000	Verizon Communications Inc.	151,230.72	764,600.00
19,200	Vodaphone Group PLC	445,190.40	531,264.00
8,300	Walmart Stores Inc.	421,297.08	507,960.00
40,700	Western Union Co	809,791.75	716,320.00

785,268		14,535,357.31	41,952,214.55
	INTERNATIONAL
40,817.642	Harbor International Funds	1,865,000.00	2,449,466.70
30,707.405	Oakmark International Fund I	601,865.14	593,574.14
87,257.905	Dreyfus International Stock I	1,204,159.09	1,195,433.30
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	721,688.94

		4,420,422.34	4,960,163.07

		25,606,721.91	53,843,334.02

SUMMARY

	Cost Value	Market Value
U.S. Agency Securities	$1,218,089.07	$1,256,923.46
Bonds	4,454,742.75	$4,695,922.50
Short-Term Securities	978,110.44	$978,110.44
Common Stock	14,535,357.31	$41,952,214.55
International	4,420,422.34	$4,960,163.07

	$25,606,721.91	$53,843,334.03

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President

Date MAY 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President

Date MAY 16, 2012

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer

Date MAY 16, 2012